Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Financial Instruments [Abstract]
Schedule of derivative financial instruments
	2019	2018
	USD	USD

Interest rate swaps	1,518,249	1,190,073

Schedule of derivative financial instruments at FVTPL
	Notional	Fair value	Fair value
	amount	asset	liability
	USD	USD	USD
31 December 2019
Designated at FVTPL
Interest rate swaps	79,253,015	-	1,518,249

31 December 2018
Designated at FVTPL
Interest rate swaps	83,855,305	-	1,190,073